Consolidated Statements of Comprehensive Income $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 TWD ($) $ / shares	Dec. 31, 2021 TWD ($) $ / shares
Statement [LineItems]
REVENUES	$ 223,199	$ 7,289	$ 216,739	$ 210,478
OPERATING COSTS	141,767	4,630	136,717	135,111
GROSS PROFIT	81,432	2,659	80,022	75,367
OPERATING EXPENSES
Marketing	23,599	771	22,819	20,944
General and administrative	6,801	222	6,580	5,293
Research and development	3,892	127	3,774	3,688
Expected credit loss	152	5	117	143
Total operating expenses	34,444	1,125	33,290	30,068
OTHER INCOME AND EXPENSES	(635)	(20)	93	(369)
INCOME FROM OPERATIONS	46,353	1,514	46,825	44,930
NON-OPERATING INCOME AND EXPENSES
Interest income	618	20	249	95
Other income	382	12	369	378
Other gains and losses	(279)	(9)	(418)	461
Interest expense	(319)	(10)	(263)	(218)
Share of profits of associates and joint ventures accounted for using equity method	253	8	442	421
Total non-operating income and expenses	655	21	379	1,137
INCOME BEFORE INCOME TAX	47,008	1,535	47,204	46,067
INCOME TAX EXPENSE	8,947	292	9,335	9,020
NET INCOME	38,061	1,243	37,869	37,047
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	157	5	1,154	390
Unrealized gain or loss on investments in equity instruments at fair value through other comprehensive income	619	20	(137)	(1,186)
Gain or loss on hedging instruments subject to basis adjustment	(13)	0	21	(10)
Share of other comprehensive income (loss) of associates and joint ventures	6	0	3	(4)
Income tax relating to items that will not be reclassified to profit or loss	(31)	(1)	(231)	(78)
Items that will not be reclassified to profit or loss	738	24	810	(888)
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising from the translation of the foreign operations	(46)	(1)	296	(77)
Share of other comprehensive income (loss) of associates and joint ventures	(23)	(1)	6	(1)
Income tax relating to items that may be reclassified subsequently	0	0	0	0
Items that may be reclassified subsequently to profit or loss	(69)	(2)	302	(78)
Total other comprehensive income (loss), net of income tax	669	22	1,112	(966)
TOTAL COMPREHENSIVE INCOME	38,730	1,265	38,981	36,081
NET INCOME ATTRIBUTABLE TO
Stockholders of the parent	36,958	1,207	36,358	35,616
Noncontrolling interests	1,103	36	1,511	1,431
NET INCOME	38,061	1,243	37,869	37,047
COMPREHENSIVE INCOME ATTRIBUTABLE TO
Stockholders of the parent	37,658	1,230	37,450	34,652
Noncontrolling interests	1,072	35	1,531	1,429
TOTAL COMPREHENSIVE INCOME	$ 38,730	$ 1,265	$ 38,981	$ 36,081
EARNINGS PER SHARE
Basic | (per share)	$ 4.76	$ 0.16	$ 4.69	$ 4.59
Diluted | (per share)	4.76	0.16	4.68	4.59
American Depositary Shares [Member]
EARNINGS PER SHARE
Basic | (per share)	47.64	1.56	46.87	45.91
Diluted | (per share)	$ 47.58	$ 1.55	$ 46.81	$ 45.86